COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases related to offices and kindergartens

Years ending December 31,
2019	16,607
2020	15,075
2021	13,155
2022	12,002
2023 and thereafter	75,758
132,597

Schedule of future minimum purchase obligations payments under non-cancelable purchase agreements

Years ending December 31,
2019	644
2020	644
2021	408
2022	277
2023 and thereafter	505
2,478